OPERATING LEASES - LESSEE (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Operating Leases - Lessee
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the Consolidated Balance Sheets was as follows:

December 31,
2023

Remaining six months ending June 30, 2024	$43,857
2025	89,003
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	346,781
Present value adjustment	(40,922)
Total operating lease liabilities	$305,859

The maturity schedule of future minimum lease payments under operating leases and the reconciliation to the operating lease liabilities reported on the

Consolidated Balance Sheets was as follows:

June 30, 2023

2024	$87,465
2025	89,003
2026	90,588
2027	92,220
Thereafter	31,113
Total operating lease payments	390,389
Present value adjustment	(53,615)
Total operating lease liabilities	$336,774

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM AND WEIGHTED AVERAGE DISCOUNT RATE

The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s operating leases as of December 31, 2023:

December 31,
2023

Weighted-average remaining lease term, years	3.8
Weighted-average discount rate, %	7.0%

The following table summarizes the weighted-average remaining lease term and weighted-average discount rate related to the Company’s operating leases as of June 30, 2023:

June 30, 2023

Weighted-average remaining lease term, years	4.3
Weighted-average discount rate, %	7.0%